(Loss) Earnings Per Share Amounts - Components of Basic and Diluted (Loss) Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share [Abstract]
Net (loss) income available to common shareholders	$ (60,903)	$ 24,128	$ 20,544
Weighted-average number of shares outstanding	12,197,167	12,158,169	12,099,703
Effect of dilutive securities		493,643	582,314
Weighted-average diluted shares	12,197,167	12,651,812	12,682,017
Basic (loss) earnings per share	$ (4.99)	$ 1.98	$ 1.70
Diluted (loss) earnings per share	$ (4.99)	$ 1.91	$ 1.62